Deposits (Estimated amounts Of Uninsured Time Deposits And Certificates Of Deposit Issued By Domestic And Foreign Offices) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 21,490	¥ 21,081
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	38,084	36,467
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	19,238	18,272
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	28,422	24,877
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	2,253	2,809
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 9,662	¥ 11,590